TAXES (Tables)	6 Months Ended
Sep. 30, 2024
TAXES
Schedule of components of income tax provision

	For the Six Months Ended
	September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Current tax provision
Cayman Islands	$—	$—
Hong Kong	—	—
China	471,296	452,076
	471,296	452,076
Deferred tax provision
Cayman Islands	—	—
Hong Kong	—	—
China	(36,595)	33,711
	(36,595)	33,711
Income tax provision	$434,701	$485,787

Schedule of income tax rate reconciliation

	For the six months ended
	September 30,
	2024	2023
	(Unaudited)	(Unaudited)
China statutory income tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(7.9)%	(7.9)%
Effect of tax rates in foreign jurisditions	1.8%	0.0%
Effect of credit loss	1.6%	0.0%
Effect of non-deductible expense	0.2%	0.0%
Research and development tax credit	(1.0)%	(0.6)%
Change in valuation allowance	(1.2)%	(0.1)%
Effective income tax rate	18.4%	16.4%

Schedule of company's deferred tax assets

	September 30,	March 31,
	2024	2024
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$—	$—
Allowance for doubtful accounts	116,609	76,821
Total	116,609	76,821
Valuation allowance	—	—
Total deferred tax assets	$116,609	$76,821

Schedule of taxes payable

	September 30, 2024	March 31, 2024
	(Unaudited)
Income tax payable	$3,099,253	$2,565,551
Value added tax payable	5,009	8,956
Other taxes payable	5,752	5,469
Total taxes payable	$3,110,014	$2,579,976